Federated Intermediate Government/Corporate Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO PROSPECTUSes DATED OCTOBER 31, 2013
Effective January 31, 2014:
The Fund will change its name from Federated Intermediate Government/Corporate Fund to Federated Short-Intermediate Total Return Bond Fund. Because the name Federated Short-Intermediate Total Return Bond Fund refers to fixed-income investments, please delete the current names rule policy and replace with the following: “Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowing for investment purposes in fixed-income securities. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.”
The Fund will add the following as permissible investments: below investment-grade corporate securities and emerging market securities, including trade finance instruments.
The Fund will change its broad based securities index to the Barclays 1-5 Year Government/Credit Index (formerly, Barclays Intermediate Government/Credit Index).
The Fund will change the duration range to within a range of 1.5–3.5 years.
And in addition, effective on or about January 31, 2014, the Fund will offer Class A and Class R Shares.
November 18, 2013
Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
451955 (11/13)
Federated Intermediate Government/Corporate Fund
A Portfolio of Federated Institutional Trust
INSTITUTIONAL SHARES (TICKER FGCIX)
SERVICE SHARES (TICKER FGCSX)

SUPPLEMENT TO Statement of additional information DATED OCTOBER 31, 2013
Effective January 31, 2014:
The Fund will change its name from Federated Intermediate Government/Corporate Fund to Federated Short-Intermediate Total Return Bond Fund. Because the name Federated Short-Intermediate Total Return Bond Fund refers to fixed-income investments, please delete the current names rule policy and replace with the following: “Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowing for investment purposes in fixed-income securities. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.”
The Fund will add the following as permissible investments: below investment-grade corporate securities and emerging market securities, including trade finance instruments.
The Fund will change its broad based securities index to the Barclays 1-5 Year Government/Credit Index (formerly, Barclays Intermediate Government/Credit Index).
The Fund will change the duration range to within a range of 1.5–3.5 years.
And in addition, effective on or about January 31, 2014, the Fund will offer Class A and Class R Shares.
November 18, 2013

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451956 (11/13)